Document and Entity Information	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	TEEKAY TANKERS LTD.
Entity Central Index Key	0001419945
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Class A
Entity Common Stock, Shares Outstanding	49,376,744
Class B
Entity Common Stock, Shares Outstanding	12,500,000